August 4, 2006

VIA COURIER AND EDGAR

Re:	Evercore Partners Inc.
Amendment No. 3 to
Registration Statement on Form S-1
File No. 333-134087

Gregory S. Dundas, Esq.

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Dear Mr. Dundas:

On behalf of Evercore Partners Inc. we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 3 to the above-referenced Registration Statement relating to the offering of shares of its Class A common stock, par value $0.01 per share, marked to show changes from the Registration Statement as filed on July 31, 2006. The Registration Statement has been revised in response to the Staff’s comments.

In addition, we are providing the following responses to your comment letter, dated August 2, 2006, regarding the Registration Statement. To assist your review, we have retyped the text of the Staff’s comments in italics below. Please note that all references to page numbers in our responses refer to the page numbers of Amendment No. 3 to the Registration Statement. The responses and information described below are based upon information provided to us by Evercore.

Securities and Exchange Commission	- 2 -	August 4, 2006

General

1.	We note your response to our prior comment no.1. Please provide us with a statement of the company’s analysis of the legal implications of the potentially close timing between the company’s IPO and the publication of a book by a senior managing director of the company which has reference to the company and the industry in which the company is involved.

As noted in our prior letter dated July 20, 2006, it is our view that “The Accidental Investment Banker: Inside the Decade That Transformed Wall Street”1 does not constitute an offer to sell a security within the meaning of Section 2(a)(3) of the Securities Act. As we noted in our July 20, 2006 letter, the Book is not about, nor does it refer to, Evercore or any of its directors or executive officers or its proposed initial public offering. A reading of the Book reveals that it is, fundamentally, a 229-page (excluding endnotes) history of the U.S. investment banking industry over the past several decades, and we do not believe that any person reading the Book could reasonably be expected to have his or her interest in Evercore’s securities excited in any way. The Book was written by Mr. Knee, who is neither a director nor an executive officer of Evercore, entirely in his personal capacity and Evercore has not disseminated the Book or assisted in its promotion or distribution in any way. Further, the Book was not written, and publication of the book was not scheduled, in contemplation of or in any way in connection with the proposed offering. Evercore assures the Staff that the Book will not in any manner be used in the marketing of the proposed initial public offering of the Class A common stock and advises the Staff that Mr. Knee will not be participating in the road show for the proposed offering.

Evercore confirms to the Staff that it concurs with our view and with our legal analysis as set forth in our July 20 letter. Evercore also advises the Staff that it has considered the legal implications of the potentially close timing between the publication of the Book and the proposed offering and has determined, based on the above-described legal analysis, that there are no legal implications to Evercore as a result of the timing of publication of the Book.

2.	Please file in EDGAR your two response letters dated July 27, 2006.

We advise the Staff that we have submitted our two response letters dated July 27, 2006 over the EDGAR filing system on August 1, 2006.

Summary, page 1

Preliminary Results for the Second Quarter of 2006, page 5

3.	Please revise this section to state the amount of carried interest realized and gains or losses on the investments of the general partners of the private equity funds recognized during this quarter that will not be contributed to Evercore LP as described in the “Formation Transaction” section on page 29.

[1]	JONATHAN A. KNEE, THE ACCIDENTAL INVESTMENT BANKER: INSIDE THE DECADE THAT TRANSFORMED WALL STREET (forthcoming August 2006) (the “Book”).

Securities and Exchange Commission	- 3 -	August 4, 2006

In response to the Staff’s comment, Evercore has revised its disclosure on page 5 to disclose the amount of carried interest realized and gains or losses on the investments of the general partners of the private equity funds recognized during the quarter ended June 30, 2006 that will not be contributed to Evercore LP. As noted in such disclosure, Evercore estimates that Investment Management revenue during the second quarter of 2006 included $(0.2) million of carried interest and investment losses associated with entities that will not be contributed to Evercore LP.

Summary Historical and Pro Forma Financial and Other Data, page 10

4.	Please revise the “Statement of Financial Condition Data” section on page 12 to reconcile the Total Asset and Members Equity balances of Evercore LP Pro Forma with the related balances in the “Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition” on page 42. Similar revisions should be made to the Total Assets and Minority Interest balances of Evercore Partners Inc. Pro Forma.

Evercore has revised its disclosures under the captions “Summary – Summary Historical and Pro Forma Financial and Other Data” and “Capitalization” to correct errors and conform such disclosures with the pro forma statement of financial condition set forth under the caption “Unaudited Pro Forma Financial Information”.

Selected Historical Financial and Other Data, p 46

5.	We refer to footnote (1) to Note (c) on page 48 that states 13.4 million vested Evercore LP partnership units were not included in the calculation of the Weighted Average Shares of Class A Common Stock outstanding, as they are antidilutive. In this regard, please revise the footnote to explain:

•	Why the “as if’ conversion of the Evercore LP partnership units are antidilutive in determining the Class A Diluted Earnings per Share.

•	The effect in Earnings per Share in future periods when the minority interest is reduced as the holders of the Evercore LP partnership units convert their units into Class A common shares.

Evercore advises the Staff that it has revised footnote (1) to Note (c) on page 48 (and the similar disclosures on pages 12 and 40-41) to explain why the “as if” exchange of Evercore LP partnership units for shares of Class A common stock is antidilutive and the expected effect on net income per share in future periods if the minority interest is reduced as a result of the exchange of Evercore LP partnership units for shares of Class A common stock. More specifically, Evercore has revised its disclosure to explain that the increase in net income available to holders of shares of Class A common stock due to the elimination of the minority interest associated with vested Evercore LP partnership units (offset by the associated tax effect) that is implied in calculating diluted net income per

Securities and Exchange Commission	- 4 -	August 4, 2006

share assuming the exchange of Evercore LP partnership units for shares of Class A common stock is antidilutive, notwithstanding the corresponding increase in weighted average shares of Class A common stock outstanding. Evercore further notes that the restricted stock units are required to be a part of the weighted average shares outstanding pursuant to paragraph 10 of SFAS 128. An antidilutive effect is caused by incremental net income available to holders of Class A common stock, resulting from elimination of vested Evercore LP partnership unit-related minority interest, offsetting the dilutive impacts of an increase in weighed average share count due to the exchange of such vested partnership interests for Class A common stock and the inclusion of restricted stock units in the denominator of the diluted net income per share calculations. In conclusion, Evercore does not expect dilution to result from the exchange of Evercore LP partnership units for shares of Class A common stock.

To facilitate the Staff’s review, Evercore has supplementally set forth below the calculations of its pro forma basic and diluted net income per share where the calculation of pro forma diluted net income per shares assumes the exchange of the Evercore LP partnership units for shares of Class A common stock. The antidilutive effect of this exchange is reflected in diluted net income per share of $0.88, compared to basic net income per share of $0.85 for the year ended December 31, 2005 and diluted net income per share of $0.32, compared to basic net income per share of $0.31 for the first quarter of 2006.

Year ended December 31, 2005 Pro Forma
(in thousands except for per share data)

Basic Net Income Per Share
Net income available to holders of shares of Class A common stock	$3,552

Weighted Average Shares of Class A Common Stock Outstanding	4,200
Basic net income per share of Class A common stock	$0.85

Diluted Net Income Per Share
Net income available to holders of shares of Class A common stock	$3,552
Minority Interest in Evercore LP	21,415
Less: Impact of Corporate Taxes on Minority Interest	(9,487)

Net income available to holders of shares of Class A common stock	$15,480

Weighted average shares of Class A common stock outstanding	17,631
Diluted net income per share of Class A common stock	$0.88

Securities and Exchange Commission	- 5 -	August 4, 2006

Three Months Ended March 31, 2006 Pro Forma
(in thousands except for per share data)

Basic Net Income Per Share
Net income available to holders of shares of Class A common stock	$1,297

Weighted Average Shares of Class A Common Stock Outstanding	4,200
Basic net income per share of Class A common stock	$0.31

Diluted Net Income Per Share
Net income available to holders of shares of Class A common stock	$1,297
Minority Interest in Evercore LP	7,818
Less: Impact of Corporate Taxes on Minority Interest	(3,463)

Net income available to holders of shares of Class A common stock	$5,652

Weighted average shares of Class A common stock outstanding	17,631
Diluted net income per share of Class A common stock	$0.32

Financial Statements of Evercore Partners, Inc., page F-3

Note 4, Significant Events, page F-3

6.	Please revise the “Amended and Restated Evercore LP Partnership Agreement” on page F-4 to include the terms of the supplement to the Agreement-filed as Exhibit 10.1.1 which provides for the transfer by Mr. Altman of Class A Common Stock valued at $10 million to Altman Charitable Donees.

In response to the Staff’s comment Evercore has revised “Note 4 – Significant Events” to the Evercore Partners Inc. financial statements on pages F-4 - F-5 to include the terms of the Supplement to the Evercore LP partnership agreement.

Financial Statements of Evercore Holdings, page F-8

Note 16, Subsequent Events, page F-49

7.	We refer to the agreement to acquire Braveheart Financial Services entered into on July 31, 2006 for an initial consideration of 1,181,213 shares of Class A common stock; additional deferred consideration of between 50% and 100% of the initial consideration and maximum earn-out of $3 million. In this regard, please revise the footnote to provide the disclosure required by paragraph 58 of SFAS 141 including:

•	the total cost of the acquired entity and how its fair value was determined;

Securities and Exchange Commission	- 6 -	August 4, 2006

•	the supplemental pro forma information of results of operations for the current interim period and most recent current year; and

•	the nature and amount of any material nonrecurring items included in the pro forma results of operations.

Evercore respectfully submits that, because Evercore has not completed the acquisition of Braveheart Financial Services Limited (“Braveheart”), paragraph 58 of SFAS 141 does not apply. Moreover, as Evercore only entered into the sale and purchase agreement with respect to Braveheart on July 31, 2006 and does not expect the acquisition to be completed until 2007, it is not practicable for Evercore to provide the financial information required under paragraphs 51 and 52 of SFAS 141, as contemplated by paragraph 57 of SFAS 141. The closing of the acquisition is subject to a number of conditions and the acquisition could only be deemed probable at this time. Evercore respectfully advises the Staff that the actual amounts payable by Evercore in respect of the various elements of the purchase consideration (initial, deferred and earn-out) contemplated by the sale and purchase agreement are each subject to reduction to the extent the valuation of Braveheart on the date of payment of such consideration is less than the valuation of Braveheart on the date of the sale and purchase agreement.

Evercore further advises the Staff that Braveheart is a recently-formed business that has not to date generated material revenue and does not have significant assets. As a result, Braveheart’s results are immaterial in relation to those of Evercore for the periods presented in the Registration Statement. As discussed below in response to the Staff’s comment 9, acquired business financial statements for Braveheart are not required to be presented under Rule 3-05(b) of Regulation S-X.

8.	Disclose in the footnote how the deferred consideration and the earn-out consideration will be accounted for with respect to determining the cost of the acquired business.

Evercore respectfully advises the Staff that, because Evercore only entered into the sale and purchase agreement with respect to Braveheart on July 31, 2006 and does not expect to complete the acquisition until 2007, it has not concluded how the deferred consideration and the earn-out consideration will be accounted for with respect to determining the cost of the acquired business. As noted above, the actual amounts payable by Evercore in respect of the various elements of the purchase consideration (initial, deferred and earn-out) contemplated by the sale and purchase agreement are each subject to reduction to the extent the valuation of Braveheart on the date of payment of such consideration is less than the valuation of Braveheart on the date of the sale and purchase agreement.

9.	Provide us with the computations made under Rule 3-05(b) of Regulation S-X to determine whether audited financial statements are required to be included in the registration statement for this acquisition.

Securities and Exchange Commission	- 7 -	August 4, 2006

In response to the Staff’s request, Evercore has provided the following computations to support its conclusion that acquired business financial statements of Braveheart are not required under Rule 3-05(b) of Regulation S-X, as consummation of the acquisition has not occurred and none of the tests exceed 50% as required by Rule 3-05(b)(4) of Regulation S-X:

As of December 31, 2005	Evercore	Braveheart
	($ in millions)
Total assets	$81.0	$0.0
Evercore’s proportionate share of Braveheart total assets	N/A	$0.0
Income from continuing operations before income tax	$67.0	$0.0
Total purchase price for Braveheart		$24.0

Application of S-X 1-02(w) tests for Braveheart

Asset test		0.0%
Investment test		29.6%
Income test		0.0%

Evercore advises the Staff that it will consider again at the time of the consummation of the acquisition of Braveheart whether Rule 3-05 of Regulation S-X requires the filing of acquired business financial statements for that acquiree.

10.	If material, please revise the “Summary Historical and Pro Forma Financial and Other Data” to provide the pro forma financial information regarding the acquisition as required by Article 11 (a) of Regulation S-X.

Given that, as discussed above in response to the Staff’s comment 9, acquired business financial statements for Braveheart are not required to be included in the Registration Statement, Evercore respectfully submits that, in accordance with Rule 11-01(c) of Regulation S-X, it is not required to present the pro forma effects of the acquisition of Braveheart.

11.	Discuss in MD&A the expected effects on future operations, cash flow and liquidity of the proposed acquisition in England, including any material expected changes in risks regarding the use of derivative instruments to hedge foreign exchange transactions and significant increases in short term liabilities or contingencies.

In response to the Staff’s comment Evercore has added disclosure under the caption “Management’s Discussion Analysis of Financial Condition and Results of Operations” to discuss the expected effects on its future operations of the proposed acquisition of Braveheart Financial Services Limited, including a discussion of foreign currency exchange.

*  *  *  *  *  *  *  *

Securities and Exchange Commission	- 8 -	August 4, 2006

Please do not hesitate to call Vincent Pagano, Jr. at 212-455-3125 or Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this letter or if you wish to discuss the above responses.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP
SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission
Todd K. Schiffman, Esq.
Donald Walker
Edwin Adames

Evercore Partners Inc.
Adam B. Frankel, Esq.
David E. Wezdenko
Thomas J. Gavenda

Wilmer Cutler Pickering Hale and Dorr LLP
Mark G. Borden, Esq.
Stuart R. Nayman, Esq.